Investor Class | Wasatch Small Cap Value Fund
WASATCH SMALL CAP VALUE FUND® — SUMMARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	Investor Class Wasatch Small Cap Value Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Investor Class Wasatch Small Cap Value Fund Investor Class Shares
Management Fee	1.00%
Distribution/Service (12b-1) Fee	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%	[1]
[1]	Wasatch Advisors, Inc. (Advisor), the Fund's investment advisor, has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% of average daily net assets until at least January 31, 2017 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract's expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Class | Wasatch Small Cap Value Fund | Investor Class | USD ($)	123	384	665	1,465

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities of small-capitalization companies. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds). The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date. The Russell 2000 Index reconstitution date is typically each year on or around July 1. As of the 2015 reconstitution date, the market capitalization of the largest company in the Russell 2000 Index is $4.7 billion. The market capitalization of the largest company in the Russell 2000 Index is subject to change at its next reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The Fund’s secondary objective of income is achieved when portfolio companies pay dividends.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, energy, financials, health care, industrials and information technology.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small-cap companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.
Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing, and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in the price and supply of energy fuels, energy conservation, the supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials Sector Risk. Industries in the industrials sector include companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining, and construction, and can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/2009	33.91%
Worst — 12/31/2008	-34.04%

Average Annual Total Returns — (as of 12/31/15)
Average Annual Total Returns - Investor Class - Wasatch Small Cap Value Fund	1 Year	5 Years	10 Years
Investor Class	none	10.33%	6.41%
Investor Class | Return After Taxes on Distributions	(0.12%)	10.30%	5.57%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	0.10%	8.21%	5.03%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)	(7.47%)	7.67%	5.57%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.41%)	9.19%	6.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.